Leases - Movement in lease liabilities (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Lease liabilities
Beginning balance	£ 4,393	£ 5,248
Cash flows	(842)	(1,155)	£ (797)
Acquisition	219	239
Accretion expense	53	61	69
Ending balance	£ 3,823	£ 4,393	5,248
Increase (decrease) due to adoption of IFRS 16
Lease liabilities
Beginning balance			£ 5,976